Promissory Note - Liminatus (Details) - Iris - USD ($)		3 Months Ended		12 Months Ended
	Oct. 04, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 27, 2024	Aug. 02, 2024	Feb. 28, 2024
Related party
LOAN PAYABLE - LIMINATUS
Promissory note		$ 1,453,720		$ 1,453,720	$ 1,452,381
Liminatus
LOAN PAYABLE - LIMINATUS
Aggregate principal amount						$ 5,000,000	$ 3,500,000
Promissory note		4,243,500		3,668,500	818,500
Promissory Note with Related Party
LOAN PAYABLE - LIMINATUS
Promissory note		613,720		613,720	613,720
Promissory Note with Related Party | Related party
LOAN PAYABLE - LIMINATUS
Promissory note		1,453,720		1,453,720
Promissory Note with Related Party | Liminatus
LOAN PAYABLE - LIMINATUS
Aggregate principal amount	$ 1,500,000							$ 2,500,000
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Period to repay debt in case of termination of agreement	30 days
Debt instrument, interest rate during the period	5.00%
Promissory note		4,243,500		3,668,500	818,500
Interest expense		57,098	$ 1,339	119,843	$ 8,265
Outstanding accrued interest		$ 185,206		$ 128,108